Offerings - Offering: 1	Sep. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.001 per share
Amount Registered | shares	9,819,960
Proposed Maximum Offering Price per Unit	0.176875
Maximum Aggregate Offering Price	$ 1,736,905.43
Fee Rate	0.01381%
Amount of Registration Fee	$ 239.87
Offering Note	(1) Represents 9,819,960 Class A ordinary shares, par value US$0.001 per share (the "Class A Ordinary Shares"), of CL Workshop Group Limited (the "Registrant") which become issuable pursuant to the CL Workshop Group Limited 2026 Equity Incentive Plan (the "Plan") and to be registered under the Securities Act of 1933, as amended (the "Securities Act") the registration statement on Form S-8 to which this exhibit relates (the "Registration Statement"). (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional Class A Ordinary Shares as may become issuable under the Plan by reason of any share dividend, share split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding Class A Ordinary Shares. (3) Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per Class A Ordinary Share is based upon one-eighth of the average of the high and low prices of the Registrant's American depositary shares ("ADSs"), each representing eight Class A Ordinary Shares, as reported on the Nasdaq Capital Market on September 25, 2026.